Submission	Jun. 27, 2025
Submission [Line Items]
Central Index Key	0001959726
Registrant Name	Autozi Internet Technology (Global) Ltd.
Form Type	S-8
Submission Type	S-8
Fee Exhibit Type	EX-FILING FEES